Provision For Tax, Civil And Labor Risks - Schedule of detailed information about other provisions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year	R$ 220,066	R$ 261,807
Acquisition of subsidiary	1,693,096
Additions	410,344	74,552
Reversals	(205,893)	(99,061)
Payments	(134,551)	(27,179)
Inflation adjustment	37,966	9,758
Exchange rate variation	136,640	189
Transfers	(98,468)
Balance as of December 31, 2020	2,059,200	220,066
Current	58,756	18,650
Non-current	2,000,444	201,416
Business Combination
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year
Acquisition of subsidiary	820,103
Additions	9,772
Reversals	(67,482)
Payments
Inflation adjustment	21,671
Exchange rate variation	13,629
Transfers
Balance as of December 31, 2020	797,693
Amounts arising from lawsuits with probability of possible and remote loss	872,993
Tax
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year	127,842	163,852
Acquisition of subsidiary	671,667
Additions	169,824	14,497
Reversals	(71,797)	(54,168)
Payments	(54,590)	(1,150)
Inflation adjustment	5,623	4,440
Exchange rate variation	83,202	371
Transfers
Balance as of December 31, 2020	931,771	127,842
Amounts arising from lawsuits with probability of possible and remote loss	709,751
Civil
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year	30,653	32,300
Acquisition of subsidiary	37,364
Additions	186,182	14,072
Reversals	(62,013)	(4,766)
Payments	(31,169)	(11,418)
Inflation adjustment	4,164	309
Exchange rate variation	12,525	156
Transfers	(99,309)
Balance as of December 31, 2020	78,397	30,653
Amounts arising from lawsuits with probability of possible and remote loss	55,624
Labour
Tax, civil and labor provision and contingent liabilities
Balance at the beginning of the year	61,571	65,655
Acquisition of subsidiary	163,962
Additions	44,566	45,983
Reversals	(4,601)	(40,127)
Payments	(48,792)	(14,611)
Inflation adjustment	6,508	5,009
Exchange rate variation	27,284	(338)
Transfers	841
Balance as of December 31, 2020	251,339	R$ 61,571
Amounts arising from lawsuits with probability of possible and remote loss	R$ 54,728